UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08394

Templeton Dragon Fund, Inc.
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report
Templeton Dragon
Fund, Inc.
December 31, 2021

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report

Contents
Annual Report
Templeton Dragon Fund, Inc. 2
Performance Summary 5
Consolidated Financial Highlights and Consolidated
Statement of Investments 8
Consolidated Financial Statements 13
Notes to Consolidated Financial Statements 16
Report of Independent Registered
Public Accounting Firm 24
Tax Information 25
Important Information to Shareholders 26
Annual Meeting of Shareholders 31
Dividend Reinvestment and Cash Purchase Plan 32
Board Members and Officers 34
Shareholder Information 39
Visit franklintempleton.com for fund updates
and documents, or to find helpful financial
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franklintempleton.com
Annual Report
A NNUAL REPORT
Templeton Dragon Fund, Inc.
Dear Shareholder:
This annual report for Templeton Dragon Fund, Inc. covers
the fiscal year ended December 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation by investing
at least 45% of its total assets in equity securities of “China companies.”
Performance Overview
The Fund posted cumulative total returns of -17.83% in
market price terms and -15.52% in net asset value terms
for the 12 months under review. You can find the Fund’s
long-term performance data in the Performance Summary
on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Economic and Market Overview
China’s economy continued to grow during the 12 months
ended December 31, 2021, though it faced several
challenges as the period progressed. Throughout 2021,
the Chinese government’s “zero-COVID-19” policy led to
strict lockdowns to contain outbreaks of the virus, which
particularly hurt consumer spending. Year-on-year growth
accelerated in 2021’s first quarter to an all-time record
high—albeit compared to the contraction in 2020’s first
quarter—due to strengthening domestic and global demand
and continued supportive government policy. Growth then
moderated in 2021’s second, third and fourth quarters due to supply chain issues, domestic COVID-19 outbreaks, power
shortages and a speculative bubble in the property market.
The People’s Bank of China cut its benchmark loan prime
rate in December 2021, the first cut since April 2020, and
made multiple cash injections into the banking system in the second half of the period to support liquidity.
Chinese equities declined significantly during the period.
New regulations of internet, education and property
companies, enacted under the government’s “common
prosperity” campaign, weighed on stocks throughout 2021.
A debt crisis at a major Chinese property developer, new
U.S. government restrictions on investments in Chinese
companies and the global spread of the COVID-19 Delta
and Omicron variants also weighed on stocks. In this
environment, the MSCI China All Shares Total Return
Index-NR, which measures the performance of China share
classes listed in Hong Kong, Shanghai, Shenzhen and
outside of China, posted a -12.91% total return, and the
MSCI China Index-NR posted a -21.72% total return for the
12 months ended December 31, 2021.
1
Investment Strategy
Our investment strategy employs a fundamental, value-
oriented, long-term approach. In selecting companies for
investment, we will consider overall growth prospects,
competitive positions in export markets, technologies,
research and development, productivity, labor costs, and raw material costs and sources. Additional considerations include profit margins, returns on investment, capital resources,
government regulation, management and other factors in
comparison to other companies around the world that we
believe are comparable.
Our approach to selecting investments emphasizes
fundamental, company-by-company analysis (rather than
broader analyses of specific industries or sectors of the
economy), to construct an “action list” from which we make
our buy decisions. Although we will consider historical value measures, the primary factor in selecting securities for
investment by the Fund will be the company’s current price
relative to its long-term earnings potential.
Geographic Composition
12/31/21
% of Total
Net Assets
China 97.9%
Other 0.9%
Short-Term Investments & Other Net Assets 1.2%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI).
The Consolidated SOI begins on page
9
.

Templeton Dragon Fund, Inc.

franklintempleton.com
Annual Report
Manager’s Discussion
Key contributors to absolute performance during the
reporting period were Beijing Oriental Yuhong Waterproof
Technology, Guangzhou Tinci Materials Technology (GTMT)
and Sino Wealth Electronic.
China-based Beijing Oriental Yuhong Waterproof Technology
is one of the largest waterproofing system providers in Asia.
Its products and services have been exported to more than
100 countries globally. The company reported solid revenue
and net earnings growth, supported by market share
expansion in the waterproof business along with growth in
new business avenues. Expectations that the development
and growing demand of distributed photovoltaics (PV) could
drive demand for polymer coils, an area in which we believe
the company is well-positioned, further supported sentiment
in the stock.
Shares of China-based GTMT, a world-leading battery
electrolyte producer, soared. Following better-than-expected first-half 2021 earnings, the company’s third-quarter earnings showed a massive profit leap amid strong demand and
soaring profits. Plans to build two plants to expand its
capacity and the announcement of a supply agreement with
a major electric vehicle (EV) battery maker in China was also viewed positively by investors. An improving outlook for EV
adoption also buoyed the stock. Shares corrected in the final two months of 2021, however, due to profit-taking after more than tripling to a record high over the previous six months. In our view, GTMT’s competitive advantages should position it
to benefit from robust demand for batteries needed for EVs
and energy storage.
Sino Wealth Electronic is an integrated chip design company
in China. Its main products include microcontroller (MCU)
and lithium battery management chips, which are used
in products such as small household appliances and
automotive electronics. The company also provides related
systematic solutions and after-sale technical supporting
services. Shares advanced sharply throughout much
of 2021, as investors sought companies that stand to
benefit from government support and/or remain insulated
from regulatory crackdowns, including those tied to
semiconductors and automation. Sino Wealth Electronic also
consistently reported solid quarterly revenue and earnings
growth in 2021.
In contrast, key absolute detractors included Alibaba Group
Holding, New Oriental Education & Technology Group and
Tencent Holdings.
Alibaba is the leading e-commerce company in China. It
also provides cloud computing services and is involved in
logistics services. Tencent is one of the largest online gaming companies in the world and operates the most popular
messaging application with social network features in China.
As a major internet company in China, it also provides non-
gaming value added services, digital advertising, financial
technology and other services. China’s increased scrutiny
of monopolistic practices, personal data protection, content release, online platform’s social responsibilities, financial technology and other areas in the internet industry weighed
on both companies.
Despite Alibaba reporting solid second- and third-quarter
2021 revenue growth, a downward revision in fiscal
year 2022 revenue guidance amid a weak consumption
environment and intensifying competition in China’s
e-commerce market disappointed investors. However, a
substantial increase in the company’s share repurchase
program, the largest buyback program in the company’s
history, signaled continued management confidence. The
organizational restructure in late 2021 also suggested
management actively took actions to meet these challenges.
Although further regulatory news could drive share-price
volatility in the near term, Alibaba is generally viewed as
well-diversified and resilient, with longer-term growth drivers across multiple areas such as domestic retail, international
e-commerce, cloud computing and other enterprise services.
Top 10 Holdings
12/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Tencent Holdings Ltd. 8.2%
Interactive Media & Services, China
Alibaba Group Holding Ltd. 5.6%
Internet & Direct Marketing Retail, China
China Merchants Bank Co. Ltd. 4.7%
Banks, China
JD.com, Inc. 3.1%
Internet & Direct Marketing Retail, China
Meituan Dianping 3.0%
Internet & Direct Marketing Retail, China
ANTA Sports Products Ltd. 3.0%
Textiles, Apparel & Luxury Goods, China
Guangzhou Tinci Materials Technology Co. Ltd. 2.7%
Chemicals, China
WuXi AppTec Co. Ltd. 2.6%
Life Sciences Tools & Services, China
Hongfa Technology Co. Ltd. 2.4%
Electrical Equipment, China
Wuxi Biologics Cayman, Inc. 2.4%
Life Sciences Tools & Services, China

Templeton Dragon Fund, Inc.

franklintempleton.com
Annual Report
Although Tencent reported continued growth in quarterly
revenue, third-quarter 2021 corporate results missed market
expectations. Regulatory and macroeconomic headwinds
especially impacted growth in online advertising revenues.
Tencent declared a special dividend in the form of shares
of Chinese e-commerce company JD.com (also held by the
Fund), which would reduce Tencent’s holding in JD.com,
in December 2021, unlocking value for shareholders
and providing capital to fund other investment and social
initiatives. Reducing its investment in other internet
companies could also reduce potential concerns on Tencent
from an anti-trust regulatory perspective. Although further
regulatory changes could result in some volatility in the
short-term, we believe strength in Tencent’s core gaming
and social businesses, and longer-term monetization
opportunities in its enterprise services and other services
bode well for the company’s longer-term future.
Tighter regulations in China’s after-school tutoring (AST)
industry weighed on shares of New Oriental Education
& Technology, a leading provider of private education
services in the country, as well as the industry in general.
The implications of the new policy made it evident to us that the existing AST business model was no longer viable. It
became unclear how the businesses would restructure to
satisfy key regulatory requirements (not-for-profit and no
foreign investment), and necessary operational changes to
the business model would likely take an extended period of
time to resolve. As a result, we exited the position.
In the past 12 months, the Fund continued to focus on
identifying companies with sustainable earnings power
trading at a discount to their intrinsic worth. New additions to the portfolio included Hua Hong Semiconductor, a Chinese
semiconductor manufacturer, Daqo New Energy, a Chinese
manufacturer of polysilicon for solar power equipment, and
Nio, a major Chinese electric vehicle manufacturer. We
also added to existing investments in Chinese clinical-stage biopharmaceutical companies I-Mab and InnoCare Pharma.
In terms of sectors, holdings in information technology were increased the most.
In contrast, the Fund reduced its holdings in the consumer
discretionary, health care and real estate sectors due to the availability of what we viewed as more attractive investment opportunities. The Fund’s investments in the domestic “A”
share markets, which were held through the dedicated
“Templeton China Opportunities Fund,” were decreased.
In terms of key sales, we divested our positions in Anhui
Conch Cement, a Chinese cement producer, Vipshop
Holdings, an online discount retailer for brands in China, and the aforementioned New Oriental Education & Technology.
Holdings in Wuxi Biologics Cayman, a Chinese biologics
company, China Resources Land, a Chinese property
investment and development company, and the previously
mentioned Tencent were also reduced as we continued to
realign the portfolio.
Thank you for your continued participation in Templeton
Dragon Fund. We look forward to serving your future
investment needs.
Sincerely,
Michael Lai, CFA
Lead Portfolio Manager
Erik Mok
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2021
Templeton Dragon Fund, Inc.

franklintempleton.com
Annual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative Total Return
2
Average Annual Total Return
2
Based on
NAV
3
Based on
market price
4
Based on
NAV
3
Based on
market price
4
1-Year -15.52% -17.83% -15.52% -17.83%
5-Year +79.25% +100.07% +12.38% +14.88%
10-Year +107.21% +131.85% +7.56% +8.77%
See page 7 for Performance Summary footnotes.

Templeton Dragon Fund, Inc.
Performance Summary

franklintempleton.com
Annual Report
See page
7
for Performance Summary footnotes .
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
1/1/12–12/31/21

Templeton Dragon Fund, Inc.
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency volatility, economic instability and political developments of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. There are special risks associated with investments in China, Hong Kong and Taiwan, in-
cluding exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, international trade tensions (including tariffs, embargoes and trade wars), nationalization and exchange control regulations (including currency blockage), inflation and rapid fluctuations in inflation and interest rates, all of which can negatively impact the Fund. Investments in Taiwan could be adversely affected by its political and economic relationship with China. Because the Fund invests its assets primarily in companies in a specific region, the Fund is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities held by the Fund. Also, as a nondiversified investment company investing in “China companies,” the
Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.
The Fund may invest in eligible China A shares (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong
Kong Stock Connect program, as well as eligible China A shares listed and traded on the Shenzhen Stock Exchange through the Shenzhen-Hong Kong Stock
Connect program (collectively, “Stock Connect”) and may invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the
China – Hong Kong Bond Connect program (“Bond Connect”).
Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, investors in Stock
Connect Securities are generally subject to Chinese securities regulations and the listing rules of the respective Exchange, among other restrictions. In addition,
Stock Connect Securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules.
While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude the Fund’s ability to invest in Stock Connect Securities. Trading in the Stock Connect program is subject to trading, clearance and settle-
ment procedures that are untested in China, which could pose risks to the Fund. Finally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled. In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of ultimate investors (such as the Fund) in accounts maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai
Clearing House). This recordkeeping system subjects the Fund to various risks, including the risk that the Fund may have a limited ability to enforce rights as a bondholder and the risks of settlement delays and counterparty default of the Hong Kong sub-custodian. In addition, enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China have limited experience in applying the concept of beneficial ownership. Bond
Connect uses the trading infrastructure of both Hong Kong and China and is not available on trading holidays in Hong Kong. As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position. Securities offered through Bond Connect may lose their eligibility for trading through the program at any time. If Bond Connect securities lose their eligibility for trading through the program, they may be sold but can no longer be purchased through Bond Connect.
The application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect and Bond Connect programs, are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/23. Fund investment results reflect the fee waiver; without this reduction, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
5. Source: Morningstar. The MSCI China All Shares Index-NR captures large- and mid-cap representation across China A-shares, B-shares, H-shares, Red Chips, P-Chips and foreign listings (e.g., ADRs). The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China. The
MSCI China Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of mid- and large-capitalization companies in China. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Short-Term
Capital Gain
Long-Term
Capital Gain Total
$0.9258 $1.4764 $2.4022

Templeton Dragon Fund, Inc.
Consolidated Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended December 31,
2021 2020 2019 2018 2017
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.93 $21.81 $19.01 $24.53 $19.05
Income from investment operations:
Net investment income (loss)
a
.................... (0.16) (0.06) 0.19 0.32
b
0.19
Net realized and unrealized gains (losses) ........... (3.67) 8.96 4.70 (3.76) 6.98
Total from investment operations .................... (3.83) 8.90 4.89 (3.44) 7.17
Less distributions from:
Net investment income .......................... — (0.16) (0.30) (0.21) (0.34)
Net realized gains ............................. (2.40) (5.62) (1.79) (1.90) (1.37)
Total distributions ............................... (2.40) (5.78) (2.09) (2.11) (1.71)
Repurchase of shares .......................... — — —
c
0.03 0.02
Net asset value, end of year ....................... $18.70 $24.93 $21.81 $19.01 $24.53
Market value, end of year
d
......................... $17.00 $23.36 $19.45 $17.00 $21.51
Total return (based on net asset value per share) ........ (15.52)% 42.18% 26.49% (14.64)% 38.22%
Total return (based on market value per share) ......... (17.83)% 52.46% 27.55% (11.87)% 42.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.37% 1.34% 1.35% 1.33% 1.36%
Expenses net of waiver and payments by affiliates ....... 1.37%
e
1.33% 1.34% 1.33%
e
1.35%
f
Net investment income (loss) ...................... (0.70)% (0.26)% 0.88% 1.34%
b
0.84%
Supplemental data
Net assets, end of year (000’s) ..................... $632,030 $842,645 $737,427 $643,788 $837,967
Portfolio turnover rate ............................ 11.64% 39.50% 36.70% 14.06% 50.93%
a
Based on average daily shares outstanding.
b
Net investment income per share includes approximately $0.07 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.05%.
c
Amount rounds to less than $0.01 per share.
d
Based on the last sale on the New York Stock Exchange.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments, December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.6%
Air Freight & Logistics 1.5%
a
SF Holding Co. Ltd., A .................................. China 884,700 $ 9,602,511
Auto Components 0.9%
Minth Group Ltd. ...................................... China 1,286,910 5,670,139
Automobiles 1.1%
Geely Automobile Holdings Ltd. ........................... China 565,135 1,544,063
b
NIO, Inc., ADR ....................................... China 171,675 5,438,664
6,982,727
Banks 5.2%
a
China Merchants Bank Co. Ltd., A ......................... China 1,574,200 12,066,779
China Merchants Bank Co. Ltd., H ......................... China 2,279,448 17,735,647
a
Ping An Bank Co. Ltd., A ................................ China 1,109,400 2,876,047
32,678,473
Beverages 5.6%
China Resources Beer Holdings Co. Ltd. .................... China 979,210 8,019,952
a
Kweichow Moutai Co. Ltd., A ............................. China 45,945 14,804,868
a
Luzhou Laojiao Co. Ltd., A ............................... China 193,756 7,743,800
a
Wuliangye Yibin Co. Ltd., A .............................. China 129,200 4,525,378
35,093,998
Biotechnology 6.1%
b
BeiGene Ltd. ......................................... China 431,969 8,973,521
a
Hualan Biological Engineering, Inc., A ...................... China 865,505 3,963,580
b
I-Mab, ADR .......................................... China 105,893 5,018,269
b,c
InnoCare Pharma Ltd., 144A, Reg S ....................... China 2,763,400 5,426,779
b,c
Innovent Biologics, Inc., 144A, Reg S ...................... China 1,628,372 10,084,907
a
Jinyu Bio-Technology Co. Ltd., A .......................... China 1,919,200 4,937,631
38,404,687
Capital Markets 2.2%
a
East Money Information Co. Ltd., A ........................ China 1,522,560 8,900,064
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 90,257 5,279,334
14,179,398
Chemicals 3.7%
a
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 940,540 16,965,022
a
Jiangsu Yangnong Chemical Co. Ltd., A .................... China 313,900 6,479,141
23,444,163
Construction Materials 2.9%
a
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A ...... China 1,780,318 14,776,087
a
Keshun Waterproof Technologies Co. Ltd., A ................. China 1,261,900 3,231,787
18,007,874
Containers & Packaging 1.4%
a
Zhejiang Jiemei Electronic & Technology Co. Ltd., A ........... China 1,557,600 9,117,031
Electrical Equipment 5.9%
a
Contemporary Amperex Technology Co. Ltd., A ............... China 87,400 8,072,673
a
Hongfa Technology Co. Ltd., A ............................ China 1,238,435 14,543,004
a
Sunwoda Electronic Co. Ltd., A ........................... China 2,194,600 14,564,113
37,179,790
Electronic Equipment, Instruments & Components 1.7%
a
Luxshare Precision Industry Co. Ltd., A ..................... China 1,360,238 10,534,293

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment 2.3%
b,d
Bilibili , Inc., ADR ...................................... China 33,494 $ 1,554,122
NetEase , Inc. ........................................ China 632,379 12,787,651
14,341,773
Food & Staples Retailing 0.8%
a
Laobaixing Pharmacy Chain JSC, A ....................... China 646,360 5,027,934
Food Products 1.2%
a
Inner Mongolia Yili Industrial Group Co. Ltd., A ............... China 1,150,800 7,510,574
Health Care Equipment & Supplies 1.4%
a
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A .......... China 149,301 8,946,897
Health Care Providers & Services 1.7%
a
Aier Eye Hospital Group Co. Ltd., A ........................ China 928,631 6,183,508
a
China National Accord Medicines Corp. Ltd., A ............... China 383,600 2,233,318
b,c
New Horizon Health Ltd., 144A, Reg S ..................... China 754,000 2,141,772
10,558,598
Hotels, Restaurants & Leisure 0.9%
Yum China Holdings, Inc. ............................... China 108,078 5,386,608
Household Durables 4.0%
a
Haier Smart Home Co. Ltd., A ............................ China 1,278,000 6,011,460
a
Midea Group Co. Ltd., A ................................ China 1,188,316 13,798,719
a
Suofeiya Home Collection Co. Ltd., A ...................... China 1,585,100 5,542,421
25,352,600
Insurance 1.1%
a
Ping An Insurance Group Co. of China Ltd., A ................ China 395,850 3,140,848
Ping An Insurance Group Co. of China Ltd., H ................ China 546,927 3,941,778
7,082,626
Interactive Media & Services 9.8%
b
Baidu, Inc., ADR ...................................... China 53,981 8,031,833
b,c
Kuaishou Technology, 144A, Reg S ........................ China 225,888 2,094,609
Tencent Holdings Ltd. .................................. China 891,026 51,999,701
62,126,143
Internet & Direct Marketing Retail 11.7%
b
Alibaba Group Holding Ltd. .............................. China 2,386,738 35,079,455
b
JD.com, Inc., A ....................................... China 573,312 19,754,735
b,c
Meituan Dianping , B, 144A, Reg S ........................ China 664,841 19,228,246
74,062,436
IT Services 1.2%
b,d
GDS Holdings Ltd., ADR ................................ China 158,752 7,486,744
Life Sciences Tools & Services 4.9%
a
WuXi AppTec Co. Ltd., A ................................ China 357,180 6,665,925
c
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 561,008 9,694,631
b,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 1,254,750 14,856,960
31,217,516
Machinery 3.1%
a
Jiangsu Hengli Hydraulic Co. Ltd., A ....................... China 206,300 2,652,297
a
Shenzhen Inovance Technology Co. Ltd., A .................. China 1,038,600 11,220,771
Weichai Power Co. Ltd., H .............................. China 2,826,261 5,543,685
19,416,753

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.4%
b,c
Mobvista , Inc., 144A, Reg S ............................. China 3,098,200 $ 2,740,233
Metals & Mining 0.5%
China Molybdenum Co. Ltd., H ........................... China 6,516,000 3,442,515
Pharmaceuticals 0.5%
a
Jiangsu Hengrui Medicine Co. Ltd., A ...................... China 372,591 2,976,831
Real Estate Management & Development 1.4%
c
A-Living Smart City Services Co. Ltd., H, 144A, Reg S ......... China 932,972 1,594,102
China Resources Land Ltd. .............................. China 1,018,375 4,291,630
Country Garden Services Holdings Co. Ltd. .................. China 489,600 2,939,932
8,825,664
Semiconductors & Semiconductor Equipment 7.3%
b
Daqo New Energy Corp., ADR ........................... China 79,428 3,202,537
b,c
Hua Hong Semiconductor Ltd., 144A, Reg S ................. China 1,785,624 9,863,168
a
LONGi Green Energy Technology Co. Ltd., A ................. China 757,780 10,280,660
a
Sino Wealth Electronic Ltd., A ............................ China 1,315,655 14,065,010
a
Will Semiconductor Co. Ltd. Shanghai, A .................... China 178,051 8,704,309
46,115,684
Software 0.6%
a
Hundsun Technologies, Inc., A ............................ China 394,555 3,863,845
Specialty Retail 2.1%
a
China Tourism Group Duty Free Corp. Ltd., A ................ China 392,300 13,560,663
Textiles, Apparel & Luxury Goods 3.0%
ANTA Sports Products Ltd. .............................. China 1,272,875 19,119,159
Transportation Infrastructure 0.5%
a,b
Shanghai International Airport Co. Ltd., A .................... China 450,800 3,307,969
Total Common Stocks (Cost $397,455,641) .....................................
623,364,849
Principal
Amount
*
Convertible Bonds 0.2%
Electrical Equipment 0.1%
a
Hongfa Technology Co. Ltd. , Zero Cpn ., 10/27/27 ............. China 3,325,000 CNY 726,509
Electronic Equipment, Instruments & Components 0.1%
a
Luxshare Precision Industry Co. Ltd. , 0.2% , 11/03/26 ........... China 583,100 CNY 115,827
Total Convertible Bonds (Cost $609,384) .......................................
842,336
Total Long Term Investments (Cost $398,065,025) ...............................
624,207,185
a
Short Term Investments 0.7%
a a
Country Shares
a
Value
a
Money Market Funds 0.6%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 3,885,145 3,885,145
Total Money Market Funds (Cost $3,885,145) ...................................
3,885,145

Templeton Dragon Fund, Inc.
Consolidated Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

See Abbreviations on page 23.
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
g
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 466,904 $ 466,904
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $466,904) .............................................................
466,904
Total Short Term Investments (Cost $4,352,049 ) .................................
4,352,049
a
Total Investments (Cost $402,417,074) 99.5% ...................................
$628,559,234
Other Assets, less Liabilities 0.5% .............................................
3,471,261
Net Assets 100.0% ...........................................................
$632,030,495
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
The security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 1(c).
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $77,725,407, representing 12.3% of net assets.
d
A portion or all of the security is on loan at December 31, 2021. See Note 1(d).
e
See Note 3(c) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(d) regarding securities on loan.

Templeton Dragon Fund, Inc.
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Templeton
Dragon Fund,
Inc.
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $398,065,025
Cost - Non-controlled affiliates (Note 3 c ) ........................................................ $4,352,049
Value - Unaffiliated issuers (Includes securities loaned of $3,821,092) ................................. $624,207,185
Value - Non-controlled affiliates (Note 3 c ) ....................................................... 4,352,049
Foreign currency, at value (cost $4,834,020) ...................................................... 4,845,605
Receivables:
Dividends and interest ..................................................................... 7,300
Total assets .......................................................................... 633,412,139
Liabilities:
Payables:
Management fees ......................................................................... 666,465
Reports to shareholders fees ................................................................ 85,176
Directors ' fees and expenses ................................................................ 65,858
Payable upon return of securities loaned (Note 1 d ) .................................................. 466,904
Accrued expenses and other liabilities ........................................................... 97,241
Total liabilities ......................................................................... 1,381,644
Net assets, at value ................................................................. $632,030,495
Net assets consist of:
Paid-in capital ............................................................................. $360,254,132
Total distributable earnings (losses) ............................................................. 271,776,363
Net assets, at value ................................................................. $632,030,495
Shares outstanding ......................................................................... 33,804,143
Net asset value per share .................................................................... $18.70

Templeton Dragon Fund, Inc.
Consolidated Financial Statements
Consolidated Statement of Operations
for the year ended December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton
Dragon Fund,
Inc.
Investment income:
Dividends: (net of foreign taxes of $444,506)
Unaffiliated issuers ........................................................................ $5,296,549
Non-controlled affiliates (Note 3 c ) ............................................................. 708
Interest: (net of foreign taxes of $1,764)
Unaffiliated issuers ........................................................................ 22,845
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 79,411
Non-controlled affiliates (Note 3 c ) ............................................................. 115
Total investment income ................................................................... 5,399,628
Expenses:
Management fees (Note 3 a ) ................................................................... 9,963,417
Transfer agent fees ......................................................................... 88,224
Custodian fees ............................................................................. 403,999
Reports to shareholders fees .................................................................. 83,479
Registration and filing fees .................................................................... 36,755
Professional fees ........................................................................... 204,586
Directors' fees and expenses .................................................................. 133,036
Other .................................................................................... 48,680
Total expenses ......................................................................... 10,962,176
Expenses waived/paid by affiliates (Note 3 c ) ................................................... (9,322)
Net expenses ......................................................................... 10,952,854
Net investment income (loss) ............................................................ (5,553,226)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 49,322,023
Foreign currency transactions ................................................................ (7,805)
Net realized gain (loss) .................................................................. 49,314,218
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (173,146,913)
Translation of other assets and liabilities denominated in foreign currencies .............................. (20,407)
Net change in unrealized appreciation (depreciation) ............................................ (173,167,320)
Net realized and unrealized gain (loss) ............................................................ (123,853,102)
Net increase (decrease) in net assets resulting from operations .......................................... $(129,406,328)

Templeton Dragon Fund, Inc.
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Templeton Dragon Fund, Inc.
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(5,553,226) $(2,077,679)
Net realized gain (loss) ................................................. 49,314,218 191,603,473
Net change in unrealized appreciation (depreciation) ........................... (173,167,320) 110,889,897
Net increase (decrease) in net assets resulting from operations ................ (129,406,328) 300,415,691
Distributions to shareholders .............................................. (81,204,312) (195,202,024)
Net increase (decrease) in net assets ................................... (210,610,640) 105,213,667
Net assets:
Beginning of year ....................................................... 842,641,135 737,427,468
End of year ........................................................... $632,030,495 $842,641,135

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton Dragon Fund, Inc. (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as a
closed-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Directors (the Board), the Fund's administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
December 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Investments in Templeton China Opportunities
Fund, Ltd. (China Fund)
The Fund invests in certain China A shares through
its investment in the China Fund. The China Fund is a
Cayman Islands exempted company, and is a wholly-owned
subsidiary of the Fund, and is able to invest directly in China
A shares consistent with the investment objective of the
Fund. At December 31, 2021, the China Fund’s investments
as well as any other assets and liabilities of the China
Fund are reflected in the Fund’s Consolidated Statement
of Investments and Consolidated Statement of Assets and
Liabilities. All intercompany transactions and balances have been eliminated. At December 31, 2021, the net assets of
the China Fund were $309,016,734, representing 48.9% of
the Fund’s consolidated net assets.
The China Fund gains access to the A shares market
through Templeton Investment Counsel, LLC (TIC), which
serves as the registered Qualified Foreign Institutional
Investor (QFII) for the China Fund. Investment decisions
related to the China Fund A shares are specific to the Fund
and it bears the resultant economic and tax consequences of
its holdings and transactions in A shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with it’s a shares and
may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with
applicable Chinese rules or requirements.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. Additionally, the Fund held $3,446,694 in
U.S. Government and Agency securities as collateral. These
securities are held as collateral in segregated accounts with the Fund’s custodian. The Fund cannot repledge or resell
these securities held as collateral. As such, the non-cash
collateral is excluded from the Consolidated Statement of
Assets and Liabilities. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent
and/or third-party vendor, is reported separately in the
Consolidated Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on
its technical merits. As of December 31, 2021, the Fund has
determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and directors are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Capital Stock
At December 31, 2021, there were 100 million shares authorized ($0.01 par value). During the years ended December
31, 2021 and 2020 there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Since the inception of the program, the Fund has repurchased a total of 9,335,184 shares. During the years ended December 31, 2021 and December 31, 2020, there were no shares repurchased.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and directors of the Fund are also officers, and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to TAML based on the average weekly net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 1.250% of the Fund’s average weekly net assets.
Under an agreement with TAML, TIC is paid a fee for serving as the QFII for the China Fund. The fee is paid by TAML and is not an additional expense of the Fund.
Subsidiary Affiliation
Templeton Asset Management Ltd. (TAML) Investment manager
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investment Management Ltd. (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Annualized Fee Rate Net Assets
1.250% Up to and including $1 billion
1.200% Over $1 billion, up to and including $5 billion
1.150% Over $5 billion, up to and including $10 billion
1.100% Over $10 billion, up to and including $15 billion
1.050% Over $15 billion, up to and including $20 billion
1.000% In excess of $20 billion
Effective July 1, 2021, under a subadvisory agreement, FTIML, an affiliate of TAML, provides subadvisory services to the
Fund. The subadvisory fee is paid by TAML based on the Fund's average weekly net assets, and is not an additional expense of the Fund.
1. Organization and Significant Accounting Policies
(continued)
h. Guarantees and Indemnifications
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
b. Administrative Fees
Under an agreement with TAML, FT Services provides administrative services to the Fund. The fee is paid by TAML based on the Fund's average weekly net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Dragon Fund, Inc.
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 3,981,124 $ 154,561,299 $ (154,657,278) $ — $ — $ 3,885,145 3,885,145 $ 708
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $10,814,327 $68,394,520 $(78,741,943) $— $— $466,904 466,904 $115
Total Affiliated Securities ... $14,795,451 $222,955,819 $(233,399,221) $— $— $4,352,049 $823
2021 2020
Distributions paid from:
Ordinary income .......................................................... $31,295,875 $5,239,503
Long term capital gain ...................................................... 49,908,437 189,962,521
$81,204,312 $195,202,024
3. Transactions with Affiliates
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements

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Annual Report
At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and investments in the China Fund.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, aggregated
$91,220,886 and $179,802,772, respectively.
At December 31, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$466,904 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Consolidated Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a
QFII license and, in the case of certain eligible A shares, through the Shanghai and Shenzhen Stock Connect programs. The
Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Certain investments in Chinese companies may be made through a special structure known as a variable interest entity (VIE).
In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the
VIE into its financials pursuant to contractual arrangements. It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure and whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies.
Cost of investments .......................................................................... $401,273,403
Unrealized appreciation ........................................................................ $256,169,093
Unrealized depreciation ........................................................................ (28,883,262)
Net unrealized appreciation (depreciation) .......................................................... $227,285,831
Distributable earnings:
Undistributed ordinary income ................................................................... $110,868
Undistributed long term capital gains .............................................................. $43,880,568
Total distributable earnings ..................................................................... $43,991,436
4. Income Taxes
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements

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Annual Report
Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund's returns and net asset value.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Dragon Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ — $ 9,602,511 $ — $ 9,602,511
Auto Components ...................... — 5,670,139 — 5,670,139
Automobiles .......................... 5,438,664 1,544,063 — 6,982,727
Banks ............................... — 32,678,473 — 32,678,473
Beverages ........................... — 35,093,998 — 35,093,998
Biotechnology ......................... 5,018,269 33,386,418 — 38,404,687
Capital Markets ........................ — 14,179,398 — 14,179,398
Chemicals ........................... — 23,444,163 — 23,444,163
Construction Materials .................. — 18,007,874 — 18,007,874
Containers & Packaging ................. — 9,117,031 — 9,117,031
Electrical Equipment .................... 14,543,004 22,636,786 — 37,179,790
Electronic Equipment, Instruments &
Components ........................ — 10,534,293 — 10,534,293
Entertainment ......................... 1,554,122 12,787,651 — 14,341,773
Food & Staples Retailing ................. — 5,027,934 — 5,027,934
Food Products ........................ — 7,510,574 — 7,510,574
Health Care Equipment & Supplies ......... — 8,946,897 — 8,946,897
Health Care Providers & Services .......... — 10,558,598 — 10,558,598
Hotels, Restaurants & Leisure ............. 5,386,608 — — 5,386,608
6. Concentration of Risk
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements

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Annual Report
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Dragon Fund, Inc. (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Household Durables .................... $ — $ 25,352,600 $ — $ 25,352,600
Insurance ............................ — 7,082,626 — 7,082,626
Interactive Media & Services .............. 8,031,833 54,094,310 — 62,126,143
Internet & Direct Marketing Retail .......... — 74,062,436 — 74,062,436
IT Services ........................... 7,486,744 — — 7,486,744
Life Sciences Tools & Services ............ — 31,217,516 — 31,217,516
Machinery ............................ — 19,416,753 — 19,416,753
Media ............................... — 2,740,233 — 2,740,233
Metals & Mining ....................... — 3,442,515 — 3,442,515
Pharmaceuticals ....................... — 2,976,831 — 2,976,831
Real Estate Management & Development .... — 8,825,664 — 8,825,664
Semiconductors & Semiconductor Equipment . 3,202,537 42,913,147 — 46,115,684
Software ............................. — 3,863,845 — 3,863,845
Specialty Retail ........................ — 13,560,663 — 13,560,663
Textiles, Apparel & Luxury Goods .......... — 19,119,159 — 19,119,159
Transportation Infrastructure .............. — 3,307,969 — 3,307,969
Convertible Bonds :
Electrical Equipment .................... — 726,509 — 726,509
Electronic Equipment, Instruments &
Components ........................ 115,827 — — 115,827
Short Term Investments ................... 4,352,049 — — 4,352,049
Total Investments in Securities ........... $55,129,657 $573,429,577
a
$— $628,559,234
a
Includes foreign securities valued at $572,703,068, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Cu r rency
CNY
Chinese Yuan
Selected Portfolio
ADR
American Depositary Receipt
8. Fair Value Measurements
(continued)

Templeton Dragon Fund, Inc.
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Directors and Shareholders of Templeton Dragon Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated statement of investments, of Templeton Dragon Fund, Inc. and its subsidiary (the "Fund") as of December 31, 2021, the related consolidated statement of operations for the year ended December 31, 2021, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the
“consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Dragon Fund, Inc.
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2021:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $49,908,437
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $72,790
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $1,438,995
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $31,295,875
Section 163(j) Interest Earned §163(j) $13,973
Amount Reported
Foreign Taxes Paid $446,271
Foreign Source Income Earned $122,014

Templeton Dragon Fund, Inc.
Important Information to Shareholders

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Annual Report
Share Repurchase Program
The Fund’s Board has approved an open-market share
repurchase program which includes an initial authorization
for the Fund to repurchase up to 10% of its outstanding
shares in open-market transactions, as well as up to an
additional 10% of its outstanding shares, above and in
addition to the initial 10% previously authorized. This
authorization remains in effect.
The timing and amount of repurchases continue to be
at the discretion of the investment manager, taking into
account various factors, including, but not limited to, the
level of the discount, the Fund’s performance, portfolio
holdings, dividend history, market conditions, cash on
hand, the availability of other attractive investments and
whether the sale of certain portfolio securities would be
undesirable because of liquidity concerns or because the
sale might subject the Fund to adverse tax consequences.
Any repurchases would be made on a national securities
exchange at the prevailing market price, subject to exchange requirements, federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or
borrowing of the Fund. If and when the Fund’s additional
10% threshold is reached, no further repurchases could be
completed until authorized by the Board. Until the additional
10% threshold is reached, Fund management will have
the flexibility to commence share repurchases if and when
it is determined to be appropriate in light of prevailing
circumstances. The share repurchase program is intended
to benefit shareholders by enabling the Fund to repurchase
shares at a discount to net asset value, thereby increasing
the proportionate interest of each remaining shareholder in
the Fund.
In the Notes to Consolidated Financial Statements section,
please see note 2 (Capital Stock) for additional information regarding shares repurchased.
Information About the Fund’s Goal and Main
Investments, Principal Investment Strategy, and
Principal Risks
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation by investing
at least 45% of its total assets in equity securities of “China companies.” “China companies” are companies (i) organized
under the laws of, or with a principal office in, the People’s
Republic of China (“China” or the “PRC”) or Hong Kong,
or the principal business activities of which are conducted
in China or Hong Kong, or for which the principal equity
securities trading market is in China or Hong Kong, or (ii)
that derive at least 50% of their revenues from goods or
services sold or produced, or have at least 50% of their
assets, in China or Hong Kong. Determinations as to
eligibility will be made by the investment manager based
on publicly available information and inquiries made to the
companies.
Principal Investment Strategy
Under normal circumstances, the Fund will invest at least
45% of its total assets in the equity securities of China
companies. The Fund may invest in companies listed on
exchanges in mainland China, Hong Kong, or elsewhere
that, in the judgment of the investment manager, are
expected to benefit from developments in the economy of
China.
Equity securities means common or preferred stock
(including convertible preferred stock); bonds, notes or
debentures convertible into common or preferred stock;
stock purchase warrants or rights; equity interests in trusts, partnerships, joint ventures or similar enterprises; and
sponsored or unsponsored American or Global Depositary
Receipts. Investments in China companies also may be
made through a special structure known as a variable
interest entity (“VIE”) that is designed to provide foreign
investors with exposure to China companies that operate in
certain sectors in which China restricts or prohibits foreign investments. The Fund may also invest to a limited degree
(up to 20% of its total assets) in debt obligations of China companies, which may be lower-rated or non-rated, including
debt securities the issuer of which is in payment default,
when consistent with the Fund’s investment objective.
The Fund intends to invest its assets over a broad spectrum
of sectors including, among others, as conditions warrant
from time to time, consumer discretionary, communication
services, health care, financials, and information technology.
The Fund is not permitted to invest more than 25% of its
assets in any one industry. In addition, the Fund’s Board of
Directors has adopted a non-fundamental policy under which
the Fund will not invest more than 15% of its assets in any
one issuer.
In addition, the Fund may invest up to 25% of its total assets in direct equity investments that the investment manager
expects will become listed or otherwise publicly traded

Templeton Dragon Fund, Inc.
Important Information to Shareholders

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Annual Report
securities. Direct investments will consist of (i) the private purchase from an enterprise of an equity interest in the
enterprise in the form of shares of common stock or equity
interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise.
The Fund’s investment objective of long-term capital
appreciation and its policy of investing, under normal
circumstances, at least 45% of its total assets in the equity securities of China companies, are fundamental and may not
be changed without the approval of a majority of the Fund’s
outstanding voting securities. In addition, the Fund has
adopted as a fundamental investment policy the requirement
that, under normal circumstances, the Fund will invest at
least 65% of its total assets in China companies, Japan
companies and Asia-Pacific companies. Finally, the Fund
has adopted a fundamental policy that it may not invest more than 20% of the total value of its assets in Japan companies.
The Fund may invest in eligible China A shares. China
A shares can be accessed through the Stock Connect
program, which covers securities listed and traded on the
Shanghai Stock Exchange through the Shanghai-Hong
Kong Stock Connect program, as well as securities listed
and traded on the Shenzhen Stock Exchange through the
Shenzhen-Hong Kong Stock Connect program. China A
shares can also be accessed through other means, including
Qualified Foreign Institutional Investor regime (QFII).
The Fund invests in certain China A-shares through its
investment in Templeton China Opportunities Fund, Ltd.
(the “China Fund”). The China Fund is a Cayman Islands
exempted company, and is a wholly-owned subsidiary of
the Fund, and is able to invest directly in China A-shares
consistent with the investment objective of the Fund. The
China Fund gains access to the A-shares market through
Templeton Investment Counsel, LLC (TIC), which serves as
the registered QFII for the China Fund. Investment decisions related to the China Fund A-shares are specific to the Fund
and it bears the resultant economic and tax consequences of
its holdings and transactions in A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and
may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with
applicable Chinese rules or requirements.
During periods in which the investment manager believes
changes in economic, financial or political conditions
make it advisable, the Fund may, for temporary defensive
purposes, reduce its holdings in equity securities and invest without limit in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years
to maturity) debt securities or hold cash. The short-term
and medium-term debt securities in which the Fund may
invest consist of (a) obligations of the U.S., Chinese or
Hong Kong governments, and their respective agencies or
instrumentalities; (b) bank deposits and bank obligations
(including certificates of deposit, time deposits and bankers’
acceptances) of U.S. or foreign banks denominated in any
currency; (c) floating rate securities and other instruments denominated in any currency issued by various governments
or international development agencies; (d) finance company
and corporate commercial paper and other short-term
corporate debt obligations of U.S., Chinese or Hong Kong
corporations; and (e) repurchase agreements with banks
and broker-dealers with respect to such securities. The Fund intends to invest for temporary defensive purposes only in
short-term and medium-term debt securities rated, at the
time of investment, A or higher by Moody’s Investors Service,
Inc. or Standard & Poor’s Corporation or, if unrated by
either rating agency, of equivalent credit quality to securities so rated as determined by the investment manager. For
purposes of the Fund’s investment restriction prohibiting the investment of 25% or more of the total value of its assets in a particular industry, a foreign government (but not the United
States government) is deemed to be an “industry”, and
therefore investments in the obligations of any one foreign
government may not equal or exceed 25% of the Fund’s
assets.
The Fund is a “non-diversified” fund, which means it
generally invests a greater portion of its assets in the
securities of one or more issuers and invests overall in a
smaller number of issuers than a diversified fund.
Environment, Social and Governance Considerations
When choosing equity investments for the Fund, the
investment manager applies a fundamental, research-driven,
long-term approach, focusing on companies with sustainable
earnings power that are trading at a discount to intrinsic
worth. In assessing individual investment opportunities, the investment manager also considers a variety of factors,
including a company’s profit and loss outlook, balance sheet

Templeton Dragon Fund, Inc.
Important Information to Shareholders

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Annual Report
strength, cash flow trends and asset value in relation to the current price of the company’s securities, as well as material environmental, social and governance (ESG) factors.
In analyzing ESG factors, the investment manager conducts
a materiality-based ESG assessment through both in-depth
research and engagement with companies as appropriate to
assess how a company's practices are aimed at improving
or maintaining the ESG footprint of its operating model. The following provides examples of ESG elements that may be
taken into consideration when assessing a company:
Environmental considerations, which can include
issues such as resource efficiency, carbon emissions
management, waste prevention and recycling and
pollution prevention and control.
Social considerations, which can include issues such
as labor standards, fair wages, diversity and gender
balance, health and safety practices and product
safety.
Governance considerations, which can include
issues such as appropriate accounting practices,
alignment of interests, board effectiveness, capital
allocation, shareholder rights and quality of
disclosures.
Consideration of ESG factors and risks is only one
component of the investment manager’s assessment
of issuers eligible for investment and may not work as
intended. The weight given to ESG factors may vary across
types of investments, industries, regions and issuers and
may change over time, and not every ESG factor may be
identified or evaluated in the investment manager’s analysis.
The investment manager’s assessment of an issuer may
differ from that of other funds or an investor’s assessment
of such issuer. As a result, securities selected by the
investment manager may not reflect the beliefs and values of any particular investor. ESG factors are often not uniformly measured or defined, which could impact the investment
manager’s ability to assess an issuer. The Fund may
underperform other funds that do not consider an issuer’s
ESG factors or that use a different methodology to identify
and/or incorporate ESG factors.
Principal Investment Risks
You could lose money by investing in the Fund. Closed-end
fund shares are not deposits or obligations of, or
guaranteed or endorsed by, any bank, and are not insured
by the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other agency of the U.S. government.
Foreign Securities (non-U.S.)
Investing in foreign securities typically involves more
risks than investing in U.S. securities, and includes risks
associated with: (i) internal and external political and
economic developments – e.g., the political, economic and
social policies and structures of some foreign countries
may be less stable and more volatile than those in the U.S.
or a country (including the U.S.) may be subject to trading
restrictions or economic sanctions imposed by another
company; (ii) trading practices – e.g., there may be less
government supervision and regulation of foreign securities
and currency markets, trading systems and brokers than in
the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting
and financial reporting standards and practices as U.S.
issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and
policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received
or expenses paid by the Fund in that foreign currency. The
risks of foreign investments may be greater in developing or emerging market countries.
There are special risks associated with investments in China,
Hong Kong and Taiwan, including exposure to currency
fluctuations, less liquidity, expropriation, confiscatory
taxation, nationalization and exchange control regulations
(including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue
to have, negative effects on the economy and securities
markets of China, Hong Kong and Taiwan. In addition,
investments in Taiwan could be adversely affected by its
political and economic relationship with China. China, Hong
Kong and Taiwan are deemed by the investment manager to
be emerging markets countries, which means an investment
in these countries has more heightened risks than general
foreign investing due to a lack of established legal, political, business and social frameworks in these countries and
accounting standards or auditor oversight in the country to
support securities markets as well as the possibility for more widespread corruption and fraud. In addition, the standards

Templeton Dragon Fund, Inc.
Important Information to Shareholders

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Annual Report
for environmental, social and corporate governance matters
in China, Hong Kong and Taiwan also tend to be lower than
such standards in more developed economies.
Trade disputes and the imposition of tariffs on goods and
services can affect the economies of countries in which the
Fund invests, particularly those countries with large export sectors, as well as the global economy. Trade disputes
can result in increased costs of production and reduced
profitability for non-export-dependent companies that rely
on imports to the extent a country engages in retaliatory
tariffs. Trade disputes may also lead to increased currency
exchange rate volatility.
Certain investments in China companies may be made
through a special structure known as a VIE. In a VIE
structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE,
which must be owned by Chinese nationals (and/or China
companies) to obtain the licenses and/or assets required
to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to
consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree
of control over, and obtain economic benefits arising from,
the VIE without formal legal ownership. While VIEs are
a longstanding industry practice and are well known by
Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and
it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may
be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese
courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such
contracts, from which the shell company derives its value,
would likely cause the VIE-structured holding(s) to suffer
significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset
value.
Regional Focus
Because the Fund invests its assets primarily in companies
in a specific region, the Fund is subject to greater risks of adverse developments in that region and/or the surrounding
regions than a fund that is more broadly diversified
geographically. Political, social or economic disruptions
in the region, even in countries in which the Fund is not
invested, may adversely affect the value of investments held by the Fund.
China A Shares
Investing in China A-shares may include certain risks and
considerations not typically associated with investing in U.S.
securities. In general, A-shares are issued by companies
incorporated in the PRC and listed on the Shanghai and
Shenzhen Stock Exchanges and available for investment by
domestic (Chinese) investors and holders of a QFII license
and, in the case of certain eligible A-shares, through the
Shanghai and Shenzhen Stock Connect programs. The
Shanghai and Shenzhen Stock Exchanges are, however,
substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Trading through Stock Connect is subject to a number of
restrictions that may affect the Fund’s investments and
returns. For example, investors in Stock Connect Securities
are generally subject to Chinese securities regulations and
the listing rules of the respective Exchange, among other
restrictions. In addition, Stock Connect Securities generally may not be sold, purchased or otherwise transferred other
than through Stock Connect in accordance with applicable
rules. While Stock Connect is not subject to individual
investment quotas, daily and aggregate investment quotas
apply to all Stock Connect participants, which may restrict
or preclude the Fund’s ability to invest in Stock Connect
Securities. Trading in the Stock Connect program is subject
to trading, clearance and settlement procedures that are
untested in China, which could pose risks to the Fund.
Finally, the withholding tax treatment of dividends and
capital gains payable to overseas investors currently is
unsettled. The application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies
or guidelines published or applied by relevant regulators
and exchanges in respect of the Stock Connect program,
are uncertain, and they may have a detrimental effect on the
Fund’s investments and returns.
Emerging Market Countries
The Fund’s investments in emerging market countries are
subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support
securities markets, including: delays in settling portfolio
securities transactions; currency and capital controls;

Templeton Dragon Fund, Inc.
Important Information to Shareholders

franklintempleton.com
Annual Report
greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and
inflation, deflation or currency devaluation.
Market
The market values of securities or other investments
owned by the Fund will go up or down, sometimes rapidly
or unpredictably. The market value of a security or other
investment may be reduced by market activity or other
results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.
The current global outbreak of the novel strain of
coronavirus, COVID-19, has resulted in market closures
and dislocations, extreme volatility, liquidity constraints
and increased trading costs. Efforts to contain the spread
of COVID-19 have resulted in global travel restrictions and
disruptions of healthcare systems, business operations and
supply chains, layoffs, volatility in consumer demand for
certain products, defaults and credit ratings downgrades,
and other significant economic impacts. The effects of
COVID-19 have impacted global economic activity across
many industries and may heighten other pre-existing
political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and
may adversely affect the Fund’s performance.
Stock prices tend to go up and down more dramatically than
those of debt securities. A slower-growth or recessionary
economic environment could have an adverse effect on the
prices of the various stocks held by the Fund.
Depositary Receipts
Depositary receipts are subject to many of the risks of the
underlying security. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer’s home country does not have developed
financial markets, greater market risk. In addition, the
depository institution may not have physical custody of the
underlying securities at all times and may charge fees for
various services, including forwarding dividends and interest and corporate actions. The Fund would be expected to
pay a share of the additional fees, which it would not pay
if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest
payments or exercising rights as a shareholder.
Non-Diversification
Because the Fund is non-diversified, it may be more
sensitive to economic, business, political or other changes
affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund's performance
and result in greater fluctuation in the value of the Fund’s shares.
Foc us
The greater the Fund's exposure to any single type of
investment – including investment in a given industry, sector, region, country, issuer, or type of security – the greater the losses the Fund may experience upon any single economic,
market, business, political, regulatory, or other occurrence.
As a result, there may be more fluctuation in the price of the
Fund's shares.
Please see the Performance Summary section of this report
for additional risk disclosure.
The following information is a summary of material
changes since the last fiscal year. This information may
not reflect all of the changes that have occurred since
you purchased the Fund.
There have not been any material changes during the last
fiscal year.

Templeton Dragon Fund, Inc.
Annual Meeting of Shareholders May 27, 2021 (unaudited)

franklintempleton.com
Annual Report
The Annual Meeting of Shareholders of Templeton Dragon Fund, Inc. (the “Fund”) was held at the Fund’s offices, 300 S.E. 2nd
Street, Fort Lauderdale, Florida, on May 27, 2021. The purpose of the meeting was to elect three Directors of the Fund and to ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2021. At the meeting, the following persons were elected by the shareholders to serve as Directors of the Fund: Ann Torre Bates, David W. Niemiec and Robert E. Wade.* Shareholders also ratified the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending
December 31, 2021. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
1. Election of three Directors:
There were no broker non-votes received with respect to this item.
2. Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the
Fund for the fiscal year ending December 31, 2021:
Term Expiring 2024 For
% of
Outstanding
Shares
% of
Shares
Present Against
% of
Outstanding
Shares
% of
Shares
Present
Ann Torre Bates
.............
16,530,160 48.90% 61.83% 10,020,269 29.64% 37.48%
David W. Niemiec
............
16,417,552 48.57% 61.41% 10,135,123 29.98% 37.91%
Robert E. Wade
.............
16,406,068 48.53% 61.36% 10,141,476 30.00% 37.93%
Term Expiring 2024 Abstain
% of
Outstanding
Shares
% of
Shares
Present
Ann Torre Bates
.............
185,461 0.55% 0.69%
David W. Niemiec
............
183,215 0.54% 0.69%
Robert E. Wade
.............
188,346 0.56% 0.70%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For
.......................
16,406,069 48.53% 61.36%
Against
....................
10,141,441 30.00% 37.93%
Abstain
....................
188,380 0.56% 0.70%
* Harris J. Ashton, Mary C. Choksi, Edith E. Holiday, Rupert H. Johnson, Jr., Gregory E. Johnson, J. Michael Luttig, Larry D. Thompson and Constantine D. Tseretopoulos are
Directors of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.

Templeton Dragon Fund, Inc.
Dividend Reinvestment and Cash Purchase Plan

franklintempleton.com
Annual Report
The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) with the following features:
If shares of the Fund are held in the shareholder’s name, the shareholder will automatically be a participant in the Plan unless he elects to withdraw. If the shares are registered in the name of a broker-dealer or other nominee (i.e., in “street name”), the broker-dealer or nominee will elect to participate in the Plan on the shareholder’s behalf unless the shareholder instructs them otherwise, or unless the reinvestment service is not provided by the broker-dealer or nominee.
To receive dividends or distributions in cash, the shareholder must notify American Stock Transfer and Trust Company, LLC
(the “Plan Administrator”) at P.O. Box 922, Wall Street Station, New York, NY 10269-0560 or the institution in whose name the shares are held. The Plan Administrator must receive written notice ten business days before the record date for the distribution.
Whenever the Fund declares dividends in either cash or shares of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in new shares at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund’s shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.
A participant has the option of submitting additional cash payments to the Plan Administrator, in any amounts of at least
$100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments can be made by check payable to American Stock Transfer and Trust Company, LLC and sent to American Stock Transfer and
Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560, Attention: Templeton Dragon Fund, Inc.
The Plan Administrator will apply such payments (less a $5.00 service charge and less a pro rata share of trading fees) to purchases of the Fund’s shares on the open market.
Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested. The Plan Administrator’s fee for a sale of shares through the Plan is $15.00 per transaction plus a $0.12 per share trading fee.
The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.
The participant may withdraw from the Plan without penalty at any time by written notice to the Plan Administrator sent to
American Stock Transfer and Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560. Upon
withdrawal, the participant will receive, without charge, share certificates issued in the participant’s name for all full shares held by the Plan Administrator; or, if the participant wishes, the Plan Administrator will sell the participant’s shares and send the proceeds to the participant, less a service charge of $15.00 and less trading fees of $0.12 per share. The Plan Administrator will convert any fractional shares held at the time of withdrawal to cash at current market price and send a check to the participant for the net proceeds.
For more information, please see the Plan’s Terms and Conditions located at the back of this report.

Templeton Dragon Fund, Inc.
Dividend Reinvestment and Cash Purchase Plan

franklintempleton.com
Annual Report
Transfer Agent
American Stock Transfer and Trust Company, LLC
P.O. Box 922, Wall Street Station,
New York, NY 10269-056
(800) 416-5585
www.astfinancial.com
Direct Deposit Service for Registered Shareholders
Cash distributions can now be electronically credited to a checking or savings account at any financial institution that participates in the Automated Clearing House (“ACH”) system. The Direct Deposit service is provided for registered shareholders at no charge. To enroll in the service, access your account online by going to www.astfinancial.com or dial (800)
416-5585 (toll free) and follow the instructions. Direct Deposit will begin with the next scheduled distribution payment date following enrollment in the service.
Direct Registration
If you are a registered shareholder of the Fund, purchases of shares of the Fund can be electronically credited to your Fund account at American Stock Transfer and Trust Company, LLC through Direct Registration. This service provides shareholders with a convenient way to keep track of shares through book entry transactions, electronically move book-entry shares between broker-dealers, transfer agents and DRS eligible issuers, and eliminate the possibility of lost certificates. For additional information, please contact American Stock Transfer and Trust Company, LLC at (800) 416-5585.
Shareholder Information
Shares of Templeton Dragon Fund, Inc. are traded on the New York Stock Exchange under the symbol “TDF.” Information about the net asset value and the market price is available at franklintempleton.com.
For current information about dividends and shareholder accounts, call (800) 416-5585. Registered shareholders can access their Fund account on-line. For information go to American Stock Transfer and Trust Company, LLC website at
www.astfinancial.com and follow the instructions.
The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin
Templeton Fund Information after 7 a.m. Pacific time any business day at (800) DIAL BEN/342-5236. The Fund’s net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.’s Mutual Fund Quotation Service (“NASDAQ MFQS”).
Shareholders not receiving copies of reports to shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund’s mailing list, by writing Templeton Dragon Fund, Inc., 100 Fountain
Parkway, P.O. Box 33030, St. Petersburg, FL, 33733-8030.

Templeton Dragon Fund, Inc.
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Director Since 1994 120 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Director Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Director Since 2016 121 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Dragon Fund, Inc.

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Director
Director since 1996
and Lead Independent
Director since 2007
121 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Director Since 2009 121 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and member of the Executive
Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-
2006).
David W. Niemiec (1949) Director Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Director Since 2005 121 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Dragon Fund, Inc.

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D.
Tseretopoulos (1954)
Director Since 1998 20 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Director Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Director Since 2006 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Director and
Vice President
Chairman of the
Board and Director
since 2013 and
Vice President
since 1996
121 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Templeton Dragon Fund, Inc.

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Manraj S. Sekhon (1969) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
7 Temasek Blvd.,
Suntec Tower 1, #38-03
Singapore 038987
Principal Occupation During at Least the Past 5 Years:
Chief Investment Officer, Franklin Templeton Emerging Markets Equity; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Dragon Fund, Inc.

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President
and Secretary
Vice President since
2011 and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Dragon Fund, Inc.
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Consolidated Statement of
Investments
The Fund files a complete consolidated statement of
investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

franklintempleton.com
Not part of the annual report
1. Each holder of shares (a “Shareholder”) in Templeton
Dragon Fund, Inc. (the “Fund”) whose Fund shares are
registered in his or her own name will automatically be a
participant in the Dividend Reinvestment and Cash Purchase
Plan (the “Plan”), unless any such Shareholder specifically
elects in writing to receive all dividends and capital gains in cash, paid by check, mailed directly to the Shareholder.
A Shareholder whose shares are registered in the name of
a broker- dealer or other nominee (the “Nominee”) will be a
participant if (a) such a service is provided by the Nominee and (b) the Nominee makes an election on behalf of the
Shareholder to participate in the Plan. Nominees intend to
make such an election on behalf of Shareholders whose
shares are registered in their names, as Nominee, unless
a Shareholder specifically instructs his or her Nominee to
pay dividends and capital gains in cash. American Stock
Transfer and Trust Company, LLC (“AST”) will act as Plan
Administrator and will open an account for each participating shareholder (“participant”) under the Plan in the same
name as that in which the participant’s present shares are
registered.
2. Whenever the Fund declares a distribution from capital
gains or an income dividend payable in either cash or shares of the Fund (“Fund shares”), if the market price per share on the valuation date equals or exceeds the net asset value per share, participants will receive such dividend or distribution entirely in Fund shares, and AST shall automatically
receive such Fund shares for participant accounts including
aggregate fractions. The number of additional Fund shares
to be credited to participant accounts shall be determined
by dividing the equivalent dollar amount of the capital
gains distribution or dividend payable to participants by the
Fund’s net asset value per share of the Fund shares on the
valuation date, provided that the Fund shall not issue such
shares at a price lower than 95% of the current market price per share. The valuation date will be the payable date for
such distribution or dividend.
3. Whenever the Fund declares a distribution from capital
gains or an income dividend payable only in cash, or if the
Fund’s net asset value per share exceeds the market price
per share on the valuation date, AST shall apply the amount
of such dividend or distribution payable to participants to
the purchase of Fund shares on the open market (less their
pro rata share of trading fees incurred with respect to open market purchases in connection with the reinvestment of
such dividend or distribution). If, before AST has completed its purchases, the market price exceeds the net asset value
per share, the average per share purchase price paid by
AST may exceed the net asset value of the Fund’s shares,
resulting in the acquisition of fewer shares than if the
dividend or capital gains distribution had been paid in shares issued by the Fund at net asset value per share. Such
purchases will be made promptly after the payable date for
such dividend or distribution, and in no event more than 30
days after such date except where temporary curtailment
or suspension of purchase is necessary to comply with
applicable provisions of the Federal securities laws.
4. A participant has the option of submitting additional
payments to AST, in any amounts of at least $100, up
to a maximum of $5,000 per month, for the purchase of
Fund shares for his or her account. These payments may
be made electronically through www.astfinancial.com or
by check payable to “American Stock Transfer and Trust
Company, LLC” and sent to American Stock Transfer and
Trust Company, LLC, P.O. Box 922, Wall Street Station,
New York, NY 10269-0560, Attention: Templeton Dragon
Fund, Inc. AST shall apply such payments (less a $5.00
service charge and less a pro rata share of trading fees) to purchases of Fund shares on the open market, as discussed
below in paragraph 6. AST shall make such purchases
promptly on approximately the 15th of each month or,
during a month in which a dividend or distribution is paid,
beginning on the dividend payment date, and in no event
more than 30 days after receipt, except where necessary
to comply with provisions of Federal securities law. Any
voluntary payment received less than two business days
before an investment date shall be invested during the
following month unless there are more than 30 days until the next investment date, in which case such payment will be
returned to the participant. AST shall return to the participant his or her entire voluntary cash payment upon written notice of withdrawal received by AST not less than 48 hours before
such payment is to be invested. Such written notice shall
be sent to AST by the participant, as discussed below in
paragraph 14.
5. For all purposes of the Plan: (a) the market price of the
Fund’s shares on a particular date shall be the last sale
price on the New York Stock Exchange on that date if a
business day and if not, on the preceding business day, or
if there is no sale on such Exchange on such date, then the
mean between the closing bid and asked quotations for such
shares on such Exchange on such date, and (b) net asset
value per share of the Fund’s shares on a particular date
shall be as determined by or on behalf of the Fund.

franklintempleton.com
Not part of the annual report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
6. Open market purchases provided for above may be
made on any securities exchange where Fund shares are
traded, in the over-the-counter market or in negotiated
transactions and may be on such terms as to price, delivery
and otherwise as AST shall determine. Participant funds
held by AST uninvested will not bear interest, and it is
understood that, in any event, AST shall have no liability in connection with any inability to purchase Fund shares within
30 business days after the payable date for any dividend
or distribution as herein provided, or with the timing of any purchases effected. AST shall have no responsibility as
to the value of the Fund shares acquired for participant
accounts. For the purposes of purchases in the open
market, AST may aggregate purchases with those of other
participants, and the average price (including trading fees)
of all shares purchased by AST shall be the price per share
allocable to all participants.
7. AST will hold shares acquired pursuant to this Plan,
together with the shares of other participants acquired
pursuant to this Plan, in its name or that of its nominee. AST will forward to participants any proxy solicitation material and will vote any shares so held for participants only in
accordance with the proxies returned by participants to the
Fund. Upon written request, AST will deliver to participants, without charge, a certificate or certificates for all or a portion of the full shares held by AST.
8. AST will confirm to participants each acquisition made
for an account as soon as practicable but not later than
60 business days after the date thereof. AST will send to
participants a detailed account statement showing total
dividends and distributions, date of investment, shares
acquired and price per share, and total shares of record
for the account. Although participants may from time to
time have an undivided fractional interest (computed to
three decimal places) in a share of the Fund, no certificates for a fractional share will be issued. However, dividends
and distributions on fractional shares will be credited to
participant accounts. In the event of termination of an
account under the Plan, AST will adjust for any such
undivided fractional interest in cash at the market price of the
Fund’s shares on the date of termination.
9. Any share dividends or split shares distributed by the
Fund on shares held by AST for participants will be credited to participant accounts. In the event that the Fund makes
available to its shareholders transferable rights to purchase additional Fund shares or other securities, AST will sell such rights and apply the proceeds of the sale to the purchase
of additional Fund shares for the participant accounts. The
shares held for participants under the Plan will be added
to underlying shares held by participants in calculating the number of rights to be issued.
10. AST’s service charge for capital gains or income dividend purchases will be paid by the Fund when shares are issued
by the Fund or purchased on the open market. AST will
deduct a $5.00 service charge from each voluntary cash
payment. Participants will be charged a pro rata share of
trading fees on all open market purchases.
11. Participants may withdraw shares from such participant’s account or terminate their participation under the Plan by
notifying AST in writing. Such withdrawal or termination
will be effective immediately if notice is received by AST
not less than ten days prior to any dividend or distribution record date; otherwise such withdrawal or termination will
be effective after the investment of any current dividend
or distribution or voluntary cash payment. The Plan may
be terminated by AST or the Fund upon 90 days’ notice
in writing mailed to participants. Upon any withdrawal or
termination, AST will cause a certificate or certificates for the full shares held by AST for participants and cash adjustment for any fractional shares (valued at the market value of
the shares at the time of withdrawal or termination) to be
delivered to participants, less any trading fees. Alternatively, a participant may elect by written notice to AST to have
AST sell part or all of the shares held for him and to remit the proceeds to him. AST is authorized to deduct a $15.00
service charge and a trading fee of $0.12 per share for this transaction from the proceeds. If a participant disposes of
all shares registered in his name on the books of the Fund,
AST may, at its option, terminate the participant’s account or determine from the participant whether he wishes to continue his participation in the Plan.
12. These terms and conditions may be amended or
supplemented by AST or the Fund at any time or times,
except when necessary or appropriate to comply with
applicable law or the rules or policies of the U.S. Securities and Exchange Commission or any other regulatory authority,
only by mailing to participants appropriate written notice
at least 90 days prior to the effective date thereof. The
amendment or supplement shall be deemed to be accepted
by participants unless, prior to the effective date thereof,
AST receives written notice of the termination of a participant account under the Plan. Any such amendment may include

franklintempleton.com
Not part of the annual report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
an appointment by AST in its place and stead of a successor
Plan Administrator under these terms and conditions, with
full power and authority to perform all or any of the acts to be performed by AST under these terms and conditions.
Upon any such appointment of a Plan Administrator for
the purpose of receiving dividends and distributions, the
Fund will be authorized to pay to such successor Plan
Administrator, for a participant’s account, all dividends and distributions payable on Fund shares held in a participant’s name or under the Plan for retention or application by such
successor Plan Administrator as provided in these terms and
conditions.
13. AST shall at all times act in good faith and agree to
use its best efforts within reasonable limits to ensure the
accuracy of all services performed under this Agreement
and to comply with applicable law, but shall assume no
responsibility and shall not be liable for loss or damage due to errors unless such error is caused by AST’s negligence,
bad faith or willful misconduct or that of its employees.
14. Any notice, instruction, request or election which by any provision of the Plan is required or permitted to be given or made by the participant to AST shall be in writing addressed to American Stock Transfer and Trust Company, LLC, P.O.
Box 922, Wall Street Station, New York, NY 10269-0560, or
www.astfinancial.com or such other address as AST shall
furnish to the participant, and shall have been deemed to be given or made when received by AST.
15. Any notice or other communication which by any
provision of the Plan is required to be given by AST to the
participant shall be in writing and shall be deemed to have
been sufficiently given for all purposes by being deposited
postage prepaid in a post office letter box addressed to the participant at his or her address as it shall last appear on
AST’s records. The participant agrees to notify AST promptly of any change of address.
16. These terms and conditions shall be governed by and
construed in accordance with the laws of the State of New
York and the rules and regulations of the U.S. Securities and
Exchange Commission, as they may be amended from time
to time.

TLTDF A 02/22
© 2022 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund’s portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Templeton Dragon Fund, Inc.
Investment Manager Transfer Agent Fund Information
Templeton Asset
Management Ltd.
American Stock Transfer & Trust Co., LLC
6201 15th Avenue
Brooklyn, NY 11219
Toll Free Number: (800) 416-5585
Hearing Impaired Number: (866) 703-9077
International Phone Number:
(718) 921-8124
www.astfinancial.com
(800) DIAL BEN
®
/
342-5236

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert are Ann Torre Bates and David W. Niemiec and they are “independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $50,055for the fiscal year ended December 31, 2021 and $66,643for the fiscal year ended December 31, 2020.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $7,163 for the fiscal year ended December 31, 2021 and $7,163 for the fiscal year ended December 31, 2020.  The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $274 for the fiscal year ended December 31, 2021 and $0 for the fiscal year ended December 31, 2020.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $7,437 for the fiscal year ended December 31, 2021 and $7,163 for the fiscal year ended December 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants

Members of the Audit Committee are: Ann Torre Bates, David W. Niemiec, J. Michael Luttig and Constantine D. Tseretopoulos

Item 6. Schedule of Investments.   N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The board of directors of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund’s investment manager, Templeton Asset Management Ltd.(TAML), in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.
RESPONSIBILITY OF THE INVESTMENT MANAGER TO VOTE PROXIES
Templeton Asset Management Ltd. (hereinafter the "Investment Manager") has delegated its administrative duties with respect to voting proxies for securities to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including, but not limited to, legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Manager) that has either delegated proxy voting administrative responsibility to the Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Investment Manager will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Manager's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Manager.
The Proxy Group will process proxy votes on behalf of, and the Investment Manager votes proxies solely in the best interests of, separate account clients, the Investment Manager-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, "Advisory Clients"), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Manager or (ii) the documents otherwise expressly prohibit the Investment Manager from voting proxies. The Investment Manager recognizes that the exercise of voting rights on securities held by ERISA plans for which the Investment Manager has voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.
In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Manager indicating such intention and provide written instructions directing the Investment Manager or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.
The Investment Manager has adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that it believes are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with its fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Manager has a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Manager may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Manager may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).

*
Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

HOW THE INVESTMENT MANAGER VOTES PROXIES
Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon the Investment Manager's instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Manager subscribes to Institutional Shareholder Services Inc. ("ISS"), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Manager subscribes to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Manager does not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Manager's ultimate decision. Rather, the Investment Manager exercises its independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Manager’s evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty
or
custom voting policy, and other factors.
Circumstances Where the Investment Manager May Generally Rely on the Recommendations of a Proxy Service
Certain of the Investment Manager’s clients’ accounts are separate accounts or funds (or a portion thereof) that follow a smart beta strategy, are passively managed to track a particular securities index, or employ a quantitative strategy. These accounts include certain client accounts managed by Franklin Templeton Investment Solutions (“FTIS”), a business unit of the Investment Manager that are managed systematically to either (i) track a specified securities index (including but not limited to exchange traded funds (“ETFs”)) or (ii) seek to achieve other stated investment objectives.
In the case of accounts managed to track an index, the primary criteria for determining whether a security should be included (or continue to be included) in an investment portfolio is whether such security is a representative component of the securities index that the account is seeking to track.  For other systematically-managed accounts that do not track a specific index, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively-managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review
ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines ( the “
the ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.
The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients (for example, where an issuer files additional solicitation materials after a Proxy Service has issued its voting recommendations but sufficiently before the vote submission deadline and these materials would reasonably be expected to affect the Investment Manager’s voting determination).
Conflicts of Interest
All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Manager takes the position that relationships between certain affiliates acquired as a result of the Legg Mason transaction that do not use the “Franklin Templeton” name (“Legg Mason Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and a Legg Mason Affiliate) do not present a conflict of interest for the Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Manager operates as an independent business unit from the Legg Mason Affiliate business units, and (ii) informational barriers exist between the Investment Manager and the Legg Mason Affiliate business units. Franklin Templeton employees are under an obligation to bring any conflicts of interest, including conflicts of interest which may arise because of an attempt by a Legg Mason Affiliate business unit or officer or employee to influence proxy voting by the Investment Manager to the attention of Franklin Templeton’s compliance department.
Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Manager’s or an affiliate’s (other than a Legg Mason Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.
Nonetheless, even though a potential conflict of interest between the Investment Manager or an affiliate (other than a Legg Mason Affiliate as described above) and an issuer may exist: (1) the Investment Manager may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Manager; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.
Otherwise, in
situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates (other than Legg Mason Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.
Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Manager and affiliated Investment Managers (other than Legg Mason Affiliates) in accordance with the instructions of one or more of the Advisory Clients.
The Investment Manager may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Manager may consider various factors in deciding whether to vote such proxies, including the Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Manager also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”
Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from a Proxy Service relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.
To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting or pass-through voting, if possible, in the following instances: (1) when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F), or (G) of the Investment Company Act of 1940, as amended, (“1940 Act”), the rules thereunder, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order thereunder; (2) when a Franklin Templeton U.S. registered investment company invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the fund’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all other holders of the fund’s shares. With respect to instances when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F) or (G) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the underlying fund, the Investment Manager will vote in accordance with the recommendation of such investment company’s board of trustees or directors. In addition, to avoid certain potential conflicts of interest, and where required under a fund’s governing documents or applicable law, the Investment Manager will employ pass-through voting when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on Section 12(d)(1)(E) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder. In “pass-through voting,” a feeder fund will solicit voting instructions from its shareholders as to how to vote on the master fund’s proposals. If a Franklin Templeton investment company becomes a holder of more than 25% of the shares on a non-affiliated fund, as a result of a decrease in the outstanding shares of the non-affiliated fund, then the Investment Manager will vote the shares in the same proportion as the vote of all other holders of the non-affiliated fund.
In addition, with respect to an open-ended collective investment scheme formed as a Société d'Investissement à capital variable (SICAV), in accordance with Luxembourg law, if one sub-fund (the “Acquirer”) has invested in another sub-fund of the SICAV (the “Target”), then the voting rights attached to the shares of the Target will be suspended for voting purposes as long as they are held by the Acquirer. Similarly, in accordance with Canadian law, Canadian mutual funds that are invested in another proprietary mutual fund are prohibited from voting the units of the underlying fund.
Weight Given Management Recommendations
One of the primary factors the Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that the Investment Manager considers in determining how proxies should be voted. However, the Investment Manager does not consider recommendations from management to be determinative of the Investment Manager's ultimate decision. Each issue is considered on its own merits, and the Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.
Engagement with Issuers
The Investment Manager believes that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Manager may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Manager may also engage with management on a range of environmental, social or corporate governance issues throughout the year.

THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full- time staff members and support staff (which includes individuals that are employees of affiliates of Franklin Templeton Companies, LLC) are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Manager's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.
In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.
PROXY PROCEDURES
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the Investment Manager may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Manager held shares on the record date but has sold them prior to the meeting date;
(vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date;
(viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Manager’s intended vote is not correctly submitted; (x) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.
Even if the Investment Manager uses reasonable efforts to vote a proxy on behalf of its Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Manager does not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Manager. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Manager’s votes are not received, or properly tabulated, by an issuer or the issuer’s agent.
The Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The Investment Manager will not generally make such efforts on behalf of other Advisory Clients or notify such Advisory Clients or their custodians that the Investment Manager or its affiliates has learned of such a vote.
There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.
The Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, the Investment Manager may vote against the item as no information has been provided prior to the meeting in order to make an informed decision. The Investment Manager may also enter a "withhold" vote on the election of certain directors from time to time based on individual situations, particularly where the Investment Manager is not in favor of electing a director and there is no provision for voting against such director.
If several issues are bundled together in a single voting item, the Investment Manager will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.
The following describes the standard procedures that are to be followed with respect to carrying out the Investment Manager's proxy policy:
1.    The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority in writing to the Investment Manager. The Proxy Group will periodically review and update this list. If the agreement with an Advisory Client permits the Advisory Client to provide instructions to the Investment Manager regarding how to vote the client’s shares, the Investment Manager will make a best-efforts attempt to vote per the Advisory Client’s instructions.
2.    All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded promptly by the Proxy Group to maintain control over such materials.
3.    The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from a Proxy Service, or other information. The Proxy Group will then forward (or otherwise make available) this information to the appropriate research analyst for review and voting instructions.
4.    In determining how to vote, the Investment Manager's analysts and relevant portfolio manager(s) will consider their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations of a Proxy Service.
5.    The Proxy Group is responsible for maintaining the documentation that supports the Investment Manager’s voting decision. Such documentation may include, but is not limited to, any information provided by a Proxy Service and, with respect to an issuer that presents a potential conflict of interest, any board or audit committee memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel; however, the relevant research analyst may, but is not required to, maintain additional documentation that was used or created as part of the analysis to reach a voting decision, such as certain financial statements of an issuer, press releases, or notes from discussions with an issuer’s management.
6.    After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.
If the Proxy Group learns that an issuer has filed additional solicitation materials sufficiently prior to the submission deadline, the Proxy Group will disseminate this information to the Investment Manager so that the Investment Manager may consider this information and determine whether it is material to its voting decision.
7.    The Proxy Group will make every effort to submit the Investment Manager's vote on all proxies to ISS by the cut-off date. However, in certain foreign jurisdictions or instances where the Proxy Group did not receive sufficient notice of the meeting, the Proxy Group will use its best efforts to send the voting instructions to ISS in time for the vote to be processed.
8.    With respect to proprietary products, the Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis; the Proxy Group does not have authority to file Powers of Attorney on behalf of other Advisory Clients. On occasion, the Investment Manager may wish to attend and vote at a shareholder meeting in person. In such cases, the Proxy Group will use its best efforts to facilitate the attendance of the designated Franklin Templeton employee by coordinating with the relevant custodian bank.
9.    The Proxy Group prepares reports for each separate account client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.
10.   If the Franklin Templeton Services, LLC Global Trade Services learns of a vote that may affect a security on loan from a proprietary registered investment company, Global Trade Services will notify the Investment Manager. If the Investment Manager decides that the vote is material and it would be in the best interests of shareholders to recall the security, the Investment Manager will advise Global Trade Services to contact the lending agent in an effort to retrieve the security. If so requested by the Investment Manager, Global Trade Services shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that the Investment Manager is able to vote proxies for proprietary registered investment companies with respect to such loaned securities. However, there can be no guarantee that the securities can be retrieved for such purposes. Global Trade Services will advise the Proxy Group of all recalled securities. Many Advisory Clients have entered into securities lending arrangements with agent lenders to generate additional revenue. Under normal circumstances, the Investment Manager will not make efforts to recall any security on loan for voting purposes on behalf of other Advisory Clients or notify such clients or their custodians that the Investment Manager or its affiliates have learned of such a vote.
11.   The Proxy Group participates in Franklin Templeton Investment’s Business Continuity and Disaster Preparedness programs. The Proxy Group will conduct disaster recovery testing on a periodic basis in an effort to ensure continued operations of the Proxy Group in the event of a disaster. Should the Proxy Group not be fully operational, then the Proxy Group may instruct ISS to vote all meetings immediately due per the recommendations of the appropriate third-party proxy voting service provider.
12.   The Proxy Group, in conjunction with legal staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary U.S. registered investment companies, disclose that each U.S.-registered fund’s proxy voting record is available on the Franklin Templeton web site, and will make available the information disclosed in each fund’s Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC. The Proxy Group will work with legal staff in other jurisdictions, as needed, to help support required proxy voting disclosure in such markets.
13.   The Proxy Group, in conjunction with legal staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary U.S. registered investment companies is made in such clients’ disclosure documents.
14.   The Proxy Group is subject to periodic review by Internal Audit and compliance groups.
15.   The Investment Manager will review the guidelines of each Proxy Service, with special emphasis on the factors they use with respect to proxy voting recommendations.
16.   The Proxy Group will update the proxy voting policies and procedures as necessary for review and approval by legal, compliance, investment officers, and/or other relevant staff.
17.   The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning. The Proxy Group, in conjunction with the compliance department, will conduct periodic due diligence reviews of each Proxy Service via on-site visits or by written questionnaires. As part of the periodic due diligence process, the Investment Manager assesses the adequacy and quality of each Proxy Service’s staffing and personnel to ensure each Proxy Service has the capacity and competency to adequately analyze proxy issues and the ability to make proxy voting recommendations based on materially accurate information. In the event the Investment Manager discovers an error in the research or voting recommendations provided by a Proxy Service, it will take reasonable steps to investigate the error and seek to determine whether the Proxy Service is taking reasonable steps to reduce similar errors in the future. In addition, the Investment Manager assesses the robustness of Proxy Service’s policies regarding (1) ensuring proxy voting recommendations are based on current and accurate information, and (2) identifying and addressing any conflicts of interest. The Investment Manager also considers the independence of each Proxy Service on an on-going basis.
18.   The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.
19.   At least annually, the Proxy Group will verify that:
a.  A sampling of proxies received by Franklin Templeton Investments has been voted in a manner consistent with the Proxy Voting Policies and Procedures;
b.  A sampling of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;
c.  Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted in markets where such disclosures are required by law or regulation; and
d.  Timely filings were made with applicable regulators, as required by law or regulation, related to proxy voting.
The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, each written client request for proxy voting policies/records and the Investment Manager’s written response to any client request for such records, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this recordkeeping function. All records will be retained in either hard copy or electronic format for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. The Investment Manager does not disclose to third parties (other than ISS) the proxy voting records of its Advisory Clients, except to the extent such disclosure is required by applicable law or regulation or court order. Advisory Clients may review the Investment Manager's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. For proprietary Australian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com.au no later than September 30 of each year. The Proxy Group will periodically review the web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such U.S. registered investment company voting records with the SEC.
PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS
From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Manager for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Manager, the Proxy Group will take no action on the event. The Investment Manager may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”
In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.
The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Manager may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Manager will report such decisions on an annual basis to Advisory Clients as may be required.
The ISS proxy voting guidelines can be found at: https://www.issgovernance.com/policy-gateway/voting-policies/.

The Glass Lewis proxy voting guidelines can be found at: https://www.glasslewis.com/voting-policies-current/.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
.

(a)(1) As of February 28, 2022, the portfolio managers of the Fund are as follows:

Michael Lai, CFA,
has been a lead portfolio manager of the Fund since 2019. He joined Franklin Templeton in 2019.

Erik Mok, CFA,
has been a portfolio manager of the Fund since 2020. He joined Franklin Templeton in 1998.

(a)(2) This section reflects information about the portfolio managers as of the fiscal year ended December 31, 2021.

The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category:

Name	Number of Other Registered Investment Companies Managed	Assets of Other Registered Investment Companies Managed (x $1 million)	Number of Other Pooled Investment Vehicles Managed[1]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[1]	Number of Other Accounts Managed[1]	Assets of Other Accounts Managed (x $1 million)[1]
Michael Lai	2	811.2	3	493.3	1	3.2
Erik Mok	3	1,096.6	6	4,606	5	1,837.2

1.

The various pooled investment vehicles and accounts listed are managed by a team of investment professionals.  Accordingly, the individual manager listed would not be solely responsible for managing such listed amounts.

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts.  The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation (as noted, in the chart above, if any).  This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts.
The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.
The investment manager
seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be a relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation.
The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and
Franklin Templeton
guidelines
.
Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:
Base salary
  Each portfolio manager is paid a base salary.
Annual bonus
  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash and equity which vest over a three-year period. The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the mutual funds they advise. The bonus plan seeks to provide a competitive level of annual bonus compensation, commensurate with the portfolio manager’s consistently strong investment performance. In accordance with Franklin Templeton guidelines, the Chief Investment Officer and/or other officers of the investment manager who also bear responsibility for the account, have discretion in the granting of annual bonuses. The following factors are generally considered when determining bonuses:
  Stock selection.
  The quality and success of a portfolio manager’s purchase and sale recommendations are considered when granting bonus awards.
  Investment performance.
  Primary consideration is given to the performance of their portfolios relative to those portfolios with similar objectives and restrictions.
  Non-investment performance.
  The more qualitative contributions of a portfolio manager to the company’s business and the investment management team, such as superior client service, are evaluated in determining the amount of any bonus award.
  Responsibilities.
  The characteristics and complexity of accounts managed by the portfolio manager are factored in the manager’s appraisal.
  Research.
  Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on productivity and quality of recommendations over time.
Additional long-term equity-based compensation
. Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds. Vesting of such deferred equity-based compensation awards is subject to achievement of key corporate and investment management metrics, designed to retain key talent through attractive incentives, whilst maintaining line of sight to both corporate and Fund performance.
Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.
Ownership of Fund shares.
The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage.  Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager.  The following is the dollar range of Fund shares beneficially owned by the portfolio manager (such amounts may change from time to time):

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Michael Lai	None
Erik Mok	None

Note: Because the portfolio manager is a foreign national, they do not hold shares in this U.S. registered fund, however they own shares in other similar Franklin Templeton funds managed by them, registered offshore and appropriate for foreign nationals.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
.              N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent
The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, JP Morgan Chase Bank serves as the Fund’s securities lending agent.

The securities lending agent is responsible for the implementation and administration of the Funds’ securities lending program. Pursuant to the respective Securities Lending Agreements with the Fund, the securities lending agent performs a variety of services, including (but not limited to) the following:

o Trade finding, execution and settlement
o Settlement monitoring and controls, reconciliations, corporate actions and recall management
o Collateral management and valuation information
o Invoice management and billing from counterparties

For the fiscal year ended December 31, 2021, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$ 87,485
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$ 7,065
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	$ -
Administrative fees not included in a revenue split	$ -
Indemnification fees not included in a revenue split	$ -
Rebate (paid to borrower)	$ 231
Other fees not included above	$ 663
Aggregate fees/compensation paid by the Fund for securities lending activities	$ 7,959
Net income from securities lending activities	$ 79,526

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Dragon Fund, Inc.

By S\MATTHEW T. HINKLE ______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

By S\Christopher Kings________________________
     Christopher Kings
     Chief Financial Officer, Chief Accounting Officer and Treasurer
Date February 28, 2022